Derivative Financial Instruments	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Derivative Financial Instruments
27.  Derivative Financial Instruments

The fair values of derivative financial instruments are analysed by year of maturity and by accounting designation as follows:

	Fair value hedges $m	Cash flow hedges $m	Net investment hedges $m	Not designated as hedges $m	Total $m
At 31 December 2020

Derivative assets

Within one year - current assets	-	7	8	2	17

Between one and two years	-	1	-	-	1

Between two and three years	32	-	-	-	32

Between four and five years	74	-	-	-	74

After five years	77	-	-	-	77
Non-current assets	183	1	-	-	184

Total derivative assets	183	8	8	2	201

Derivative liabilities

Within one year - current liabilities	-	(6)	(2)	(4)	(12)

Between one and two years - non-current liabilities	-	(1)	-	-	(1)

Total derivative liabilities	-	(7)	(2)	(4)	(13)

Net asset/(liability) arising on derivative financial instruments	183	1	6	(2)	188

The equivalent disclosure for the prior year is as follows:

At 31 December 2019

Derivative assets

Within one year - current assets	-	3	3	1	7

Between one and two years	-	1	-	-	1

Between three and four years	26	-	-	-	26

After five years	58	-	-	-	58
Non-current assets	84	1	-	-	85

Total derivative assets	84	4	3	1	92

Derivative liabilities

Within one year - current liabilities	-	(9)	(4)	(4)	(17)

Between one and two years - non-current liabilities	-	(1)	-	-	(1)

Total derivative liabilities	-	(10)	(4)	(4)	(18)

Net asset/(liability) arising on derivative financial instruments	84	(6)	(1)	(3)	74

At 31 December 2020 and 2019, the Group had no master netting or similar arrangements, no collateral posting requirements, or enforceable right of set-off
agreements with any of its derivative counterparts.

Fair value hedges consist of interest rate swaps. These instruments hedge risks arising from changes in asset/liability fair values due to interest rate movements.

Cash flow hedges consist of forward foreign exchange and commodity contracts and currency swaps. These instruments hedge risks arising to future cash flows from movements in foreign exchange rates and commodity prices. Cash flow hedges are expected to affect profit and loss over the period to maturity.

Net investment hedges comprise cross-currency swaps and hedge changes in the value of net investments due to currency movements.

The profit/(loss) arising on fair value hedges, cash flow hedges, and related hedged items reflected in the Consolidated Income Statement is shown below:

	2020 $m	2019 $m	2018 $m
Fair value hedges and related hedged items

Movement in cumulative fair value of the hedge adjustment of hedge instruments	97	72	(15)

Movement in cumulative fair value of the hedge adjustment of hedged items	(83)	(71)	13

Components of other comprehensive income - cash flow hedges

Gains/(losses) arising during the year:

- commodity forwards	(2)	30	(44)

- currency forwards	9	(3)	(3)

Total	7	27	(47)

Fair value hierarchy	2020 Level 2 $m	2019 Level 2 $m
Assets measured at fair value

Fair value hedges - interest rate swaps	183	84

Cash flow hedges - currency and commodity forwards	8	4

Net investment hedges - currency swaps	8	3

Not designated as hedges (held for trading) - currency swaps and forwards	2	1
Total	201	92

Liabilities measured at fair value

Cash flow hedges - currency and commodity forwards	(7)	(10)

Net investment hedges - currency swaps	(2)	(4)

Not designated as hedges (held for trading) - currency swaps and forwards	(4)	(4)
Total	(13)	(18)

At 31 December 2020 and 2019 there were no derivatives valued using Level 1 or Level 3 fair value techniques.